Leases	12 Months Ended
Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Leases

17.  Leases

Obligations under finance leases

Obligations under finance leases comprise the following at December 31:

	2017			2016
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Hydroelectrical installations (including power lines and concessions)	68,088	12,551	80,639	—	—	—
Other finance leases	1,625	369	1,994	3,385	1,852	5,237
Total	69,713	12,920	82,633	3,385	1,852	5,237

The Company’s most significant finance lease relates to its rights to use certain hydroelectrical installations. As of December 31, 2016, the Company has a non-current and current balance of $70,876 thousand and $10,507 thousand, respectively, related to its Spanish hydroelectrical installations.  The Company signed an agreement for the sale of its Spanish Energy business on December 12, 2016 and as of December 31, 2016, these financial lease obligations were recognized in the account “Liabilities associated with assets held for sale - obligations under financial leases” (see Note 29). Subsequently, the Company did not receive the necessary regulatory approvals for the sale and the financial lease obligations of the Company’s Spanish Energy business are recognized in “Obligations under finance leases” as of December 31, 2017.

The detail, by maturity, of the non-current payment obligations under finance leases as of December 31, 2017 is as follows:

	2019	2020	2021	2022	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Hydroelectrical installations (including power lines and concessions)	13,173	13,824	14,506	26,585	68,088
Other finance leases	467	446	471	241	1,625
Total	13,640	14,270	14,977	26,826	69,713

Operating leases

The Company also enters into operating leases, the most significant of which relates to the Company’s office leases. Expenses associated with operating leases are recorded in Other Operating Expenses in the consolidated income statement, and the minimum lease payments on operating leases at December 31, are as follows:

	2017	2016
	US$'000	US$'000
Within one year	2,361	1,788
Between one and five years	6,557	5,555
After five years	3,789	2,315
Total	12,707	9,658